Cover	Apr. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2025
Entity File Number	0-11330
Entity Registrant Name	Paychex, Inc.
Entity Central Index Key	0000723531
Entity Tax Identification Number	16-1124166
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	911 Panorama Trail South
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14625-2396
City Area Code	585
Local Phone Number	385-6666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PAYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false